Catalyst Insider Income Fund
FUND SUMMARY: CATALYST INSIDER INCOME FUND
Investment Objective:
The Fund’s objective is high current income with low interest rate sensitivity.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 64 and Appendix A – Intermediary-Specific Sales Charge Reductions and Waivers, and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 57 and Waiver of Up-Front Sales Charge on Class A Shares on page 58.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Catalyst Insider Income Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Catalyst Insider Income Fund		Class A	Class C	Class I
Management Fees		1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		4.84%	4.84%	4.84%
Acquired Fund Fees and Expenses	[1]	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses		6.12%	6.87%	5.87%
Fee Waiver and/or Expense Reimbursement	[2]	(5.09%)	(5.09%)	(5.09%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.03%	1.78%	0.78%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; and, extraordinary expenses) at 1.00%, 1.75% and 0.75% for Class A shares, Class C shares and Class I shares, respectively, through October 31, 2018. This agreement may only be terminated by the Fund's Board of Trustees on 60 days' written notice to the Advisor and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Catalyst Insider Income Fund - USD ($)	1	3	5	10
Class A	575	1,774	2,946	5,762
Class C	181	1,573	2,913	6,050
Class I	80	1,293	2,484	5,375

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate of the Fund for the fiscal period ended June 30, 2017 was 35% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing primarily in short-term U.S. corporate bonds issued by corporations whose executives are purchasing shares of the company’s common stock. The Fund may invest in corporate bonds of any credit quality (including “junk” bonds), effective maturity or average modified duration, but intends to hold a majority of the portfolio in investment grade (rated BBB or higher by Standard & Poor’s Rating Services or the equivalent by Moody’s Investor Service, Inc. or Fitch, Inc.) corporate bonds with an average effective maturity of less than four years and an average modified duration of less than three and a half years.

The Advisor uses public information that is filed with the Securities and Exchange Commission (“SEC”) on corporate insider buying activity for its investment decisions. The Advisor’s research and quantitative back-testing of insider trading data over long periods of time has resulted in the development of a proprietary method of analyzing insider trading activity that it believes can substantially reduce the likelihood of bankruptcy. The underlying thesis is that corporate insiders know more about the prospects of the company than anybody else and would not take a stake in the equity of their company if the company were in jeopardy of declaring bankruptcy.

The Advisor’s investment process focuses on insider identities (position in the company), motivations, insider trading trends, trading volumes, firm size and other factors to select what the Advisor believes to be the most significant insider buying signals – the signals that are historically associated with companies that have avoided bankruptcy. Corporate bonds meeting the insider activity screen criterion are analyzed and selected in attempt to establish a portfolio with the target credit quality, duration, maturity and SEC yield. Bonds are held to maturity but may be sold if insider trading trends reverse in a manner the Advisor believe to be significant.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment

Credit Risk. Credit risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund’s total return. The Fund may invest in high-yield, high-risk securities, commonly called “junk bonds”, that are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. Credit risk may be substantial for the Fund.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Interest Rate Risk. Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. For example, if interest rates go up by 1.0%, the price of a 4% coupon bond will decrease by approximately 1.0% for a bond with 1 year to maturity and approximately 4.4% for a bond with 5 years to maturity.

Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Insider Income Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. Class C shares and Class I shares would have similar annual returns to Class A shares because they are invested in the same portfolio of securities; however, the returns for Class C shares and Class I shares would be different from Class A shares because Class C shares and Class I shares have different expenses than Class A shares. Sales charges are reflected in the information shown below in the table, but the information shown in the bar chart does not reflect sales charges, and, if it did, returns would be lower. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-866-447-4228.

Annual Total Returns

During the period shown in the bar chart, the highest return for a quarter was 3.13% (quarter ended March 31, 2015), and the lowest return for a quarter was (4.16)% (quarter ended December 31, 2015). The Fund’s Class A shares year-to-date return for the period ended September 30, 2017 was 1.81%.

Average Annual Total Returns (for the periods ended December 31, 2016)
Average Annual Total Returns - Catalyst Insider Income Fund	Label	1 Year	Since Inception	Inception Date
Class A	Return Before Taxes	0.10%	(2.96%)	Jul. 29, 2014
Class A | Return After Taxes on Distributions		(0.78%)	(3.81%)
Class A | Return After Taxes on Distributions and Sale of Fund Shares		0.04%	(2.63%)
Class C	Return Before Taxes	5.19%	(1.70%)	Jul. 29, 2014
Class I	Return Before Taxes	6.40%	(0.74%)	Jul. 29, 2014
Bloomberg Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		2.65%	2.06%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for other share classes will vary.

Catalyst/SMH High Income Fund
FUND SUMMARY: CATALYST/SMH HIGH INCOME FUND
Investment Objective:
The Fund seeks to provide a high level of current income
with capital appreciation as a secondary objective.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 64 and Appendix A – Intermediary-Specific Sales Charge Reductions and Waivers, and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 57 and Waiver of Up-Front Sales Charge on Class A Shares on page 58.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Catalyst/SMH High Income Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Catalyst/SMH High Income Fund		Class A	Class C	Class I
Management Fees		1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.30%	0.30%	0.30%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		1.57%	2.32%	1.32%
Fee Waiver and/or Expense Reimbursement	[2]	(0.10%)	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.47%	2.22%	1.22%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; and, extraordinary expenses) at 1.45%, 2.20% and 1.20% for Class A shares, Class C shares and Class I shares, respectively, through October 31, 2018. This agreement may only be terminated by the Fund's Board of Trustees on 60 days' written notice to the Advisor and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Catalyst/SMH High Income Fund - USD ($)	1	3	5	10
Class A	617	938	1,281	2,246
Class C	225	715	1,231	2,648
Class I	124	408	714	1,582

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2017 was 85% of the average value of its portfolio.

Principal Investment Strategies:

The Fund invests in a non-diversified group of low-quality, high yield corporate bonds and convertible securities. The Fund may invest without limitation in non-investment grade corporate bonds rated Baa or lower by Moody’s or BBB or lower by S&P (also known as “junk” bonds). The Fund may also invest in corporate issues that have defaulted. Because of their low credit quality, these securities typically pay higher interest rates to compensate investors for the substantial credit risk they assume. While there are no restrictions on maturity, the bonds in the Fund’s portfolio will generally have an average maturity of less than ten years. The Fund seeks capital appreciation from selling securities above the purchase price. Bonds may appreciate in value through an improvement in credit quality among other reasons.

To select the securities in which to invest, SMH Capital Advisors, LLC, the Fund’s sub-advisor (“Sub-Advisor”), conducts fundamental credit research on each issuer. Securities may be sold when the Sub-Advisor believes that they no longer represent relatively attractive investment opportunities.

• The Fund invests primarily in, and will choose its investments from, the following types of securities:

• Corporate debt. Debt obligations (usually called bonds) are loans by an investor to a corporation. They usually have a set interest rate and term.

• Preferred stocks. Preferred stock is corporate stock that pays set dividends to its holders. Preferred stock has a superior claim on the issuer’s income and assets relative to common stock but a lower claim on assets than corporate bondholders.

• Convertible securities. Bonds or preferred stocks which are convertible into, or exchangeable for, common stocks.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities.

Credit Risk. Credit risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund’s total return. The Fund may invest in high-yield, high-risk securities, commonly called “junk bonds”, that are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. Credit risk may be substantial for the Fund.

Income Risk. Income risk is the risk that the income from the Fund’s portfolio will decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Interest Rate Risk. Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.

Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Lower Quality Debt Risk. Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer.

Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk. Overall stock or bond market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio. There can be no guarantee the securities held by the Fund will appreciate in value.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the High Income Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. Class C shares and Class I shares would have similar annual returns to Class A shares because they are invested in the same portfolio of securities; however, the returns for Class C shares and Class I shares would be different from Class A shares because Class C shares and Class I shares have different expenses than Class A shares. Sales charges are reflected in the information shown below in the table, but the information shown in the bar chart does not reflect sales charges, and, if it did, returns would be lower. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-866-447-4228.

Annual Total Returns

During the period shown in the bar chart, the highest return for a quarter was 27.29% (quarter ended June 30, 2009), and the lowest return for a quarter was (19.81)% (quarter ended September 30, 2015). The Fund’s Class A shares year-to-date return for the period ended September 30, 2017 was 7.75%.

Average Annual Total Returns (for the periods ended December 31, 2016)
Average Annual Total Returns - Catalyst/SMH High Income Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class A	Return Before Taxes	32.31%	(2.25%)	1.20%	May 21, 2008
Class A | Return After Taxes on Distributions		27.94%	(5.36%)	(2.34%)
Class A | Return After Taxes on Distributions and Sale of Fund Shares		17.90%	(2.61%)	(0.11%)
Class C	Return Before Taxes	37.50%	(1.83%)	1.15%	May 21, 2008
Class I	Return Before Taxes	38.86%		(4.33%)	Jul. 01, 2013
Class I | Merrill Lynch US Cash Pay High Yield Index (reflects no deduction for fees, expenses or taxes)		17.34%	7.30%	5.66%
Merrill Lynch US Cash Pay High Yield Index (reflects no deduction for fees, expenses or taxes)		17.34%	7.30%	7.97%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for other share classes will vary.

Catalyst/SMH Total Return Income Fund
FUND SUMMARY: CATALYST/SMH TOTAL RETURN INCOME FUND
Investment Objective:
The TRI Fund seeks to provide total return, which consists of current income and capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 64 and Appendix A – Intermediary-Specific Sales Charge Reductions and Waivers, and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 57 and Waiver of Up-Front Sales Charge on Class A Shares on page 58.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Catalyst/SMH Total Return Income Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Catalyst/SMH Total Return Income Fund		Class A	Class C	Class I
Management Fees		1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.51%	0.51%	0.51%
Acquired Fund Fees and Expenses	[1]	2.30%	2.30%	2.30%
Total Annual Fund Operating Expenses		4.06%	4.81%	3.81%
Fee Waiver and/or Expense Reimbursement	[2]	(0.21%)	(0.21%)	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	3.85%	4.60%	3.60%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; and, extraordinary expenses) at 1.55%, 2.30% and 1.30% for Class A shares, Class C shares and Class I shares, respectively, through October 31, 2018. This agreement may only be terminated by the Fund's Board of Trustees on 60 days' written notice to the Advisor and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Catalyst/SMH Total Return Income Fund - USD ($)	1	3	5	10
Class A	940	1,721	2,518	4,574
Class C	461	1,429	2,400	4,845
Class I	363	1,144	1,945	4,031

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2017 was 32% of the average value of its portfolio.

Principal Investment Strategies:

Normally, the TRI Fund invests primarily in a broad range of income-producing securities. These include equity securities, such as dividend-paying common stocks and REITs and debt securities, such as interest-paying bonds and convertible bonds. The Fund may also invest in preferred stock, master limited partnerships, bank notes and write covered calls on equities. The composition of the Fund’s investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions.

Generally, at least 30% of the Fund’s assets will be invested in equity securities. Subject to the provisions of the Investment Company Act of 1940 (the “1940 Act”) and any applicable exemptive orders, the Fund may invest in other investment companies (“acquired funds”), including Business Development Companies (“BDCs”) and other closed-end funds, and exchange-traded funds (“ETFs”). The Fund may invest in companies of any market capitalization but generally focuses on stocks with capitalization between $1 billion and $10 billion.

The Fund may invest up to 20% of its assets in equity securities of issuers domiciled outside the United States, including without limitation sponsored American Depositary Receipts (“ADRs”). The Fund may also invest up to 20% of its assets in debt securities of non-U.S. issuers.

In addition, the Fund may invest without limitation in lower quality, higher yielding debt securities (rated Ba or lower by Moody’s Investors Service or BB or lower by Standard & Poor’s Corporation or unrated but determined by the Sub-Advisor to be of equivalent quality) also known as “junk bonds”. While there are no restrictions on maturity, the bonds in the Fund’s portfolio will generally have an average maturity of less than ten years.

The Fund’s sub-advisor, SMH Capital Advisors, LLC (“SMHCA” or the “Sub-Advisor”) seeks to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities. The Sub-Advisor seeks investments with yields above the market average and generally focuses on value-oriented securities – those with low price to sales, price to book and price to earnings ratios relative to their growth rates. Securities may be sold when the Sub-Advisor believes that they no longer represent relatively attractive investment opportunities.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Distribution Policy: The Fund’s distribution policy is to make twelve monthly distributions to shareholders. The level of monthly distributions (including any return of capital) is not fixed and is not designed to generate, and is not expected to result in, distributions that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from the Fund is net profit. For more information about the Fund’s distribution policy, please turn to “Additional Information About the Fund’s Principal Investment Strategies and Related Risks – Principal Investment Strategies – Catalyst/SMH Total Return Income Fund - Distribution Policy and Goals” section in the Fund’s Prospectus.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

Acquired Fund Risk. Because the Fund may invest in other investment companies, the value of your investment will fluctuate in response to the performance of the acquired funds. Investing in acquired funds involves certain additional expenses and certain tax results that would not arise if you invested directly in the securities of the acquired funds.

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities.

Credit Risk. Credit risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund’s total return. The Fund may invest in high-yield, high-risk securities, commonly called “junk bonds”, that are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. Credit risk may be substantial for the Fund.

Distribution Policy Risk. The Fund’s distribution policy is not designed to generate, and is not expected to result in, distributions that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital (i.e., from your original investment). Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Foreign Securities Risk. Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Income Risk. Income risk is the risk that the income from the Fund’s portfolio will decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Interest Rate Risk. Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.

Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Lower Quality Debt Risk. Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer.

Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk. Overall stock or bond market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Options Risk. There are risks associated with the sale and purchase of call and put options. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. As a seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price.

Real Estate Risk. The Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market and the direct ownership of real estate. These may include decreases in real estate values, overbuilding, rising operating costs, interest rates and property taxes. In addition, some real estate related investments are not fully diversified and are subject to the risks associated with financing a limited number of projects. REITs are heavily dependent upon the management team and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio. There can be no guarantee the securities held by the Fund will appreciate in value.

Smaller Capitalization Stock Risk. To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks, including the risk that earnings and prospects of these companies are more volatile than larger companies.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Total Return Income Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. The average annual total returns are also compared over time to the Merrill Lynch US Cash Pay High Yield Return Index because the Fund’s portfolio generally includes a significant number of high yield bonds. Class C and Class I shares would have similar annual returns to Class A shares because they are invested in the same portfolio of securities; however, the returns for Class C and Class I shares would be different from Class A shares because Class C and Class I shares have different expenses than Class A shares. Sales charges are reflected in the information shown below in the table, but the information shown in the bar chart does not reflect sales charges, and, if it did, returns would be lower. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-866-447-4228.

Annual Total Returns

During the period shown in the bar chart, the highest return for a quarter was 29.86% (quarter ended June 30, 2009), and the lowest return for a quarter was (18.58%) (quarter ended September 30, 2015). The Fund’s Class A shares year-to-date return for the period ended September 30, 2017 was 14.86%.

Average Annual Total Returns (for the periods ended December 31, 2016)
Average Annual Total Returns - Catalyst/SMH Total Return Income Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class A	Return Before Taxes	24.57%	0.19%	(0.43%)	May 21, 2008
Class A | Return After Taxes on Distributions		21.76%	(2.07%)	(3.04%)
Class A | Return After Taxes on Distributions and Sale of Fund Shares		14.45%	(0.64%)	(1.24%)
Class C	Return Before Taxes	31.19%	0.62%	(0.49%)	May 21, 2008
Class I	Return Before Taxes	32.55%		(3.20%)	Jul. 01, 2013
Class I | Merrill Lynch US Cash Pay High Yield Index (reflects no deduction for fees, expenses or taxes)		17.34%	7.30%	5.66%
Class I | S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)		11.96%	14.66%	12.12%
Merrill Lynch US Cash Pay High Yield Index (reflects no deduction for fees, expenses or taxes)		17.34%	7.30%	7.97%
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)		11.96%	14.66%	8.02%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for other share classes will vary.

Catalyst/Stone Beach Income Opportunity Fund
FUND SUMMARY: CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
Investment Objective:
The Fund’s investment objective is high current income
with a secondary objective of capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 64 and Appendix A – Intermediary-Specific Sales Charge Reductions and Waivers, and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 57 and Waiver of Up-Front Sales Charge on Class A Shares on page 58.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Catalyst/Stone Beach Income Opportunity Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Catalyst/Stone Beach Income Opportunity Fund		Class A	Class C	Class I
Management Fees		1.25%	1.25%	1.25%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		1.66%	1.66%	1.66%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		3.17%	3.92%	2.92%
Fee Waiver and/or Expense Reimbursement	[2]	(1.61%)	(1.61%)	(1.61%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.56%	2.31%	1.31%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs such as (a), interest and (b) dividends on securities sold short; taxes; and, extraordinary expenses) at 1.55%, 2.30% and 1.30% for Class A shares, Class C shares and Class I shares, respectively, through October 31, 2018. This agreement may only be terminated by the Fund's Board of Trustees on 60 days' written notice to the Advisor and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Catalyst/Stone Beach Income Opportunity Fund - USD ($)	1	3	5	10
Class A	626	1,262	1,922	3,680
Class C	234	1,048	1,879	4,038
Class I	133	752	1,396	3,127

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate of the Fund for the fiscal period ended June 30, 2017 was 41% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to deliver monthly dividend income derived from its investments in mortgage-backed securities (“MBS”), including U.S. agency and non-agency residential MBS, commercial mortgage-backed securities (“CMBS”), real estate investment trusts (“REITs”) and other related instruments. U.S. agency MBS in which the Fund may invest include pass through and structured securities, such as fixed, floating and inverse floating rate collateralized mortgage obligations (“CMOs”) as well as interest- only and principal only MBS. The Fund employs an actively managed hedged strategy to limit declines in the net asset value of the Fund’s portfolio in adverse market conditions. These investments may be made directly or through investments in exchange traded funds (“ETFs”).

The Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis. The Fund may purchase or sell forward contracts in agency MBS pass-through securities via the To Be Announced (“TBA”) market. The Fund may utilize repurchase agreements and reverse repurchase agreements for cash management purposes.

The Fund may invest in securities that are below investment grade (rated below BBB- by Standard & Poor’s Rating Services or the equivalent by Moody’s Investor Service, Inc. or Fitch, Inc., which is also known as “junk”) and may invest up to 15% of the Fund’s net assets in securities that have legal or contractual restrictions on resale or are otherwise illiquid. In managing the Fund’s investments, the sub-advisor seeks to construct an investment portfolio with a weighted average maturity that ranges between 1 and 10 years and a weighted average effective duration that ranges between -9 and 9 years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates. Unique to the residential MBS market are securities, such as interest-only securities, and related derivatives, that have “negative duration. This means that these instruments normally move up with positive changes in interest rates, the opposite of most other debt instruments. This generally allows some portion of the portfolio’s market risk to be hedged with a purchase, rather than a short sale, and realize positive cash flows on the hedge. The maturity and effective duration of the Fund’s investment portfolio may vary materially from its target, from time to time, and there is no assurance that the maturity or effective duration of the Fund’s investment portfolio will not exceed its target.

The Fund’s sub-advisor uses a relative value approach to profit from investment opportunities within the mortgage-backed securities market. The sub-advisor seeks to invest in undervalued securities in order to capitalize on price appreciation and superior cash flows.

The Fund sub-advisor’s objective is to construct a portfolio that will yield superior returns over time, yet minimize declines in the net asset value of the Fund’s portfolio in adverse market conditions. The Fund’s investment strategy is derived from the sub-advisor’s understanding of the dynamics of the housing market, mortgage finance, and other aspects of the economic landscape. Each potential investment in the Fund undergoes extensive quantitative and qualitative analysis to determine its fit within the portfolio. The analysis includes an assessment of key market sensitivity measures and stress-testing to establish how the investment will perform under a variety of conditions. The Fund may also implement a hedging strategy, when deemed appropriate, that utilizes derivative instruments, including options, futures contracts, fixed income swap agreements and other synthetic mortgage-related swap agreements.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

Acquired Fund Risk. Because the Fund may invest in other investment companies, the value of your investment will fluctuate in response to the performance of the acquired funds. Investing in acquired funds involves certain additional expenses and certain tax results that would not arise if you invested directly in the securities of the acquired funds.

Asset-Backed Security Risk. When the Fund invests in asset-backed securities, including mortgage-backed securities and CMOs, the Fund is subject to the risk that, if the issuer fails to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Credit Risk. Credit risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund’s total return. The Fund may invest in high-yield, high-risk securities, commonly called “junk bonds”, that are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. Credit risk may be substantial for the Fund.

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments and the valuation of the securities). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Hedging Risk. Hedging is a strategy in which the Fund uses a derivative or other type of security to offset the risks associated with other Fund holdings. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Leverage Risk: Using derivatives like futures and options to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

Liquidity Risk. Some securities held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Prepayment Risk. During periods of declining interest rates, prepayment of loans underlying mortgage-backed and asset-backed securities usually accelerates. Prepayment may shorten the effective maturities of these securities, reducing their yield and market value, and the Fund may have to reinvest at a lower interest rate.

Real Estate Risk. The Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market and the direct ownership of real estate. These may include decreases in real estate values, overbuilding, rising operating costs, interest rates and property taxes. In addition, some real estate related investments are not fully diversified and are subject to the risks associated with financing a limited number of projects.

Repurchase and Reverse Repurchase Agreements Risk. The Fund may enter into repurchase agreements in which it purchases a security (known as the “underlying security”) from a securities dealer or bank. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying security and losses in the event of a decline in the value of the underlying security while the Fund is seeking to enforce its rights under the repurchase agreement. Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment, and involve the risk that the other party may fail to return the securities in a timely manner, or at all, resulting in losses to the Fund.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

TBA Securities Risk. In a mortgage-backed “to-be-announced” or “TBA” transaction, a seller agrees to deliver an MBS at a future date, but does not specify the particular MBS to be delivered. Instead, the seller agrees to accept any MBS that meets specified terms. The principal risks of mortgaged backed TBA transactions are increased interest rate risk and increased overall investment exposure.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Income Opportunity Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. Class C and Class I shares would have similar annual returns to Class A shares because they are invested in the same portfolio of securities; however, the returns for Class C and Class I shares would be different from Class A shares because Class C and Class I shares have different expenses than Class A shares. Sales charges are reflected in the information shown below in the table, but the information shown in the bar chart does not reflect sales charges, and, if it did, returns would be lower. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-866-447-4228.

Annual Total Returns

During the period shown in the bar chart, the highest return for a quarter was 1.56% (quarter ended March 31, 2015), and the lowest return for a quarter was (1.13%) (quarter ended September 30, 2015). The Fund’s Class A shares year-to-date return for the period ended September 30, 2017 was 2.38%.

Average Annual Total Returns (for the periods ended December 31, 2016)
Average Annual Total Returns - Catalyst/Stone Beach Income Opportunity Fund	Label	1 Year	Since Inception	Inception Date
Class A	Return Before Taxes	(2.50%)	(0.58%)	Nov. 20, 2014
Class A | Return After Taxes on Distributions		(3.67%)	(1.94%)
Class A | Return After Taxes on Distributions and Sale of Fund Shares		(1.42%)	(1.06%)
Class C	Return Before Taxes	1.55%	0.92%	Nov. 20, 2014
Class I	Return Before Taxes	2.66%	2.00%	Nov. 20, 2014
Merrill Lynch US Cash Pay High Yield Index (reflects no deduction for fees, expenses or taxes)		17.34%	4.96%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for other share classes will vary.

Catalyst/MAP Global Balanced Fund
FUND SUMMARY: CATALYST/MAP GLOBAL BALANCED FUND
Investment Objective:
The Fund seeks to provide total return, which consists of current income and capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 64 and Appendix A – Intermediary-Specific Sales Charge Reductions and Waivers, and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 57 and Waiver of Up-Front Sales Charge on Class A Shares on page 58.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Catalyst/MAP Global Balanced Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Catalyst/MAP Global Balanced Fund		Class A	Class C	Class I
Management Fees		1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.49%	0.49%	0.49%
Total Annual Fund Operating Expenses		1.74%	2.49%	1.49%
Fee Waiver and/or Expense Reimbursement	[1]	(0.19%)	(0.19%)	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.55%	2.30%	1.25%
[1]	The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; and, extraordinary expenses) at 1.55%, 2.30% and 1.25% for Class A, Class C shares and Class I shares, respectively, through October 31, 2018. This agreement may only be terminated by the Fund's Board of Trustees on 60 days' written notice to the Advisor and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Catalyst/MAP Global Balanced Fund - USD ($)	1	3	5	10
Class A	724	1,074	1,448	2,494
Class C	233	757	1,308	2,812
Class I	127	447	790	1,759

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2017 was 50% of the average value of its portfolio.

Principal Investment Strategies:

Normally, the Global Balanced Fund invests primarily in a broad range of domestic and international, including emerging markets, fixed income and equity securities. These include debt securities, such as interest-paying bonds and convertible bonds and equity securities, such as dividend-paying common stocks. The Fund may also invest in preferred stocks and write covered calls on equities. The composition of the Fund’s investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions, but under normal circumstances includes at least three foreign countries. Under normal circumstances, the Fund invests at least 25% of its assets in fixed income securities and at least 25% of its assets in equity securities. Fixed income securities include interest-paying bonds and convertible bonds. Equity securities include common stock, preferred stock and options onthose securities.

The Fund may invest in the securities of companies of any market capitalization or credit quality. The Fund may invest its assets in equity securities of issuers domiciled outside the United States, including without limitation sponsored American Depositary Receipts (“ADRs”). The Fund may also invest its assets in debt securities of non-U.S. issuers. The allocation of the Fund’s investments between domestic and foreign issuers will vary according to market conditions. However, under normal conditions, at least 40% of the Fund’s assets will be in securities of issuers domiciled in at least 3 countries outside of the United States.

In addition, the Fund may invest without limitation in lower quality, higher yielding debt securities (rated Ba or lower by Moody’s Investors Service or BB or lower by Standard & Poor’s Corporation or unrated but determined by the Sub-Advisor to be of equivalent quality) also known as “junk bonds”. While there are no restrictions on maturity, the bonds in the Fund’s portfolio will generally have an average maturity of less than ten years.

The Fund’s sub-advisor, Managed Asset Portfolios, LLC, (“MAP” or the “Sub-Advisor”) seeks to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities. The Sub-Advisor seeks investments in securities using a bottom up process to identify temporarily out of favor securities that have an attractive valuation compared to the company’s net assets and earnings power. The Sub-Advisor also seeks securities where there is a catalyst to unlock the intrinsic value of the company. Securities are subsequently removed from the portfolio when the stock exceeds their estimate of fair market value or when there is a change or deterioration at the company that cause the portfolio managers to believe the stock is no longer attractive relative to other investment opportunities.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities.

Credit Risk. Credit risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund’s total return. The Fund may invest in high-yield, high-risk securities, commonly called “junk bonds”, that are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. Credit risk may be substantial for the Fund.

Emerging Markets Risk. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Securities Risk. Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Income Risk. Income risk is the risk that the income from the Fund’s portfolio will decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Lower Quality Debt. Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer.

Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk. Overall stock or bond market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Medium (Mid) Capitalization Stock Risk. The earnings and prospects of mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

Options Risk. There are risks associated with the sale and purchase of call and put options. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. As a seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio. There can be no guarantee the securities held by the Fund will appreciate in value.

Smaller Capitalization Stock Risk. To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks, including the risk that earnings and prospects of these companies are more volatile than larger companies.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Global Balanced Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. Although Class C and Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C and Class I shares would be different from Class A shares because Class C and Class I shares have different expenses than Class A shares. Sales charges are reflected in the information shown below in the table, but the information shown in the bar chart does not reflect sales charges, and, if it did, returns would be lower. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-866-447-4228.

Annual Total Returns

During the period shown in the bar chart, the highest return for a quarter was 6.15% (quarter ended September 30, 2012), and the lowest return for a quarter was (4.29)% (quarter ended September 30, 2015). The Fund’s Class A shares year-to-date return for the period ended September 30, 2017 was 14.24%.

Average Annual Total Returns (for the periods ended December 31, 2016)
Average Annual Total Returns - Catalyst/MAP Global Balanced Fund	Label	1 Year		5 Years	Since Inception		Inception Date
Class A	Return Before Taxes	(1.21%)		4.72%	4.34%		Jul. 29, 2011
Class A | Return After Taxes on Distributions		(2.03%)		3.84%	3.52%
Class A | Return After Taxes on Distributions and Sale of Fund Shares		(0.02%)		3.55%	3.26%
Class C	Return Before Taxes	3.95%		5.17%	4.68%		Jul. 29, 2011
Class I	Return Before Taxes	5.11%			1.31%		Jun. 06, 2014
Class I | MSCI ACWI (reflects no deduction for fees, expenses or taxes)		8.48%		9.96%	2.07%
Class I | Blended Index (reflects no deduction for fees, expenses or taxes)		4.68%	[1]	5.26%	1.34%	[1]
MSCI ACWI (reflects no deduction for fees, expenses or taxes)		8.48%		9.96%	7.08%
Blended Index (reflects no deduction for fees, expenses or taxes)		4.68%	[1]	5.26%	3.91%	[1]
[1]	Represents a 50%/50% blend of the MSCI AWCI Index and the BofA Merrill Lynch A-AAA 1-3 yr US Corp Index.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for other share classes will vary.

Catalyst Floating Rate Income Fund
FUND SUMMARY: CATALYST FLOATING RATE INCOME FUND
Investment Objective:
The Fund’s objective is to achieve as high a level of current income as is consistent with capital preservation.
The Fund’s secondary objective is long-term capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 64 and Appendix A – Intermediary-Specific Sales Charge Reductions and Waivers, and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 57 and Waiver of Up-Front Sales Charge on Class A Shares on page 58.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Catalyst Floating Rate Income Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Catalyst Floating Rate Income Fund		Class A	Class C	Class I
Management Fees		1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.58%	0.58%	0.58%
Interest Expense		0.04%	0.04%	0.04%
Remaining Other Expenses		0.54%	0.54%	0.54%
Acquired Fund Fees and Expenses	[1]	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses		1.87%	2.62%	1.62%
Fee Waiver and/or Expense Reimbursement	[2]	(0.44%)	(0.44%)	(0.44%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.43%	2.18%	1.18%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; and, extraordinary expenses) at 1.35%, 2.10% and 1.10% for Class A shares, Class C shares and Class I shares, respectively, through October 31, 2018. This agreement may only be terminated by the Fund's Board of Trustees on 60 days' written notice to the Advisor and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture.. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include an additional voluntary fee waiver not reflected in the table above.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Catalyst Floating Rate Income Fund - USD ($)	1	3	5	10
Class A	614	994	1,399	2,527
Class C	221	773	1,351	2,921
Class I	120	468	840	1,885

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2017 was 176% of the average value of its portfolio.

Principal Investment Strategies:

In order to accomplish the Fund’s objectives, the Fund will invest in a portfolio composed mainly of corporate senior secured bank loans (sometimes referred to as “adjustable rate loans” or “floating rate loans”). These loans hold a senior position in the capital structure and, at the time of purchase, are typically rated between BBB and B (commonly referred to as “high yield” or “junk bonds”). Such loans are considered to be speculative investments. Although the Fund has no restrictions on the maturity of investments, normally the floating rate loans will have remaining maturities of 10 years or less. Also, these loans have historically had recovery rates of 60% - 70% or more. The “recovery rate” is the amount of an investment recovered through foreclosure or bankruptcy procedures in the event of a default, expressed as a percentage of face value. The Fund will invest primarily in floating rate loans and other floating rate investments, but also may invest in other high-yield securities from time to time based on the macroeconomic and interest rate outlook as determined by the Fund’s sub-advisor.

The Fund’s sub-advisor employs a disciplined fundamental value approach to investing in these floating and fixed rate securities. Each investment decision carefully weighs potential risks to capital while seeking attractive yields. The sub-advisor seeks to add value through thoughtful asset allocations and a disciplined, research-intensive approach to company and security selection.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in U.S. dollar denominated floating rate secured loans and other floating rate debt instruments, including: floating rate bonds; floating rate notes; floating rate debentures; and tranches of floating rate asset-backed securities, including structured notes, made to, or issued by, U.S. and non-U.S. corporations or other business entities.

The Fund may invest up to 20% of its assets, measured at the time of purchase, in a combination of one or more of the following types of U.S. dollar denominated investments: senior or subordinated fixed rate debt instruments, including notes and bonds, whether secured and unsecured; and short-term debt obligations, repurchase agreements and cash and cash equivalents that do not otherwise qualify as floating rate debt. Additionally, the Fund may receive equity securities from capital restructurings related to the floating rate securities in which it invests. The Fund’s Sub-Advisor may sell or hold the equity securities received incidental to these investments for a period of time depending on market conditions.

The Sub-Advisor employs a pro-active portfolio management approach and pursues both a “top down” industry view and a “bottoms up” individual credit analysis to maximize income and minimize losses.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

Acquired Fund Risk. Because the Fund may invest in other investment companies, the value of your investment will fluctuate in response to the performance of the acquired funds. Investing in acquired funds involves certain additional expenses and certain tax results that would not arise if you invested directly in the securities of the acquired funds.

Credit Risk. Credit risk is the risk that the issuer of a security and other instrument will not be able to make principal and interest payments when due. The value of the Fund’s shares, and the Fund’s ability to pay dividends, is dependent upon the performance of the assets in its portfolio. Prices of the Fund’s investments can fall if the actual or perceived financial health of the borrowers or issuers of, such investments deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the borrower or issuer could be late in paying interest or principal, or could fail to pay altogether. In the event a borrower fails to pay scheduled interest or principal payments on an investment held by the Fund, the Fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid by the Fund and likely lead to a decline in the net asset value of the Fund’s shares.

Demand for Loans Risk. An increase in demand for loans may benefit a fund by providing increased liquidity for such loans and higher sales prices, but it may also adversely affect the rate of interest payable on such loans acquired by the fund and the rights provided to the fund under the terms of the applicable loan agreement, and may increase the price of loans that the fund wishes to purchase in the secondary market. A decrease in the demand for loans may adversely affect the price of loans in a fund’s portfolio, which could cause the fund’s net asset value to decline.

Equity Securities Incidental to Investments in Loans Risk. The value of equity securities in which the Fund invests may be affected more rapidly, and to a greater extent, by company-specific developments and general market conditions. These risks may increase fluctuations in the Fund’s net asset value.

Foreign Securities Risk. Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Interest Rate Risk. Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are normally invested in floating rate debt. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag.

Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. The credit rating for these securities could also be further downgraded after they are purchased by the Fund, which would reduce their value.

Limited Secondary Market for Floating Rate Loans Risk. Although the re-sale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated inter-dealer or inter-bank re-sale market. Floating rate loans usually trade in large denominations. Trades can be infrequent and the market for floating rate loans may experience substantial volatility.

Liquidity for Floating Rate Loan Funds Risk. If a loan is illiquid, the Fund might be unable to sell the loan at a time when the Fund’s manager might wish to sell, thereby having the effect of decreasing the Fund’s overall level of liquidity. The Fund could lose money if it cannot sell a loan at the time and price that would be most beneficial to the Fund.

Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Prepayment and Extension Risks. Prepayment risk is the risk that principal on a debt obligation may be repaid earlier than anticipated. Extension risk is the risk that an issuer will exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected. Both prepayment and extension risks may impact the Fund’s profits and/or require it to pay higher yields than were expected.

Senior Bank Loans Risk. Senior loans are subject to the risk that a court could subordinate a senior loan, which typically holds the most senior position in the issuer’s capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of senior loans. Senior loans settle on a delayed basis, potentially leading to the sale proceeds of such loans not being available to meet redemptions for a substantial period of time after the sale of the senior loans. Certain senior loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the protections of federal securities laws, including anti-fraud provisions.

Valuation Risk. The Fund values its assets daily. However, because the secondary market for floating rate loans is limited, it may be difficult to value loans. Reliable market value quotations may not be readily available for some loans and valuation of such loans may require more research than for liquid securities. In addition, elements of judgment may play a greater role in valuation of loans than for securities with a more developed secondary market because there is less reliable, objective market value data available. In addition, if the Fund purchases a relatively large portion of a loan, the limitations of the secondary market may inhibit the Fund from selling a portion of the loan and reducing its exposure to a borrower when the adviser or Sub-Adviser deems it advisable to do so.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Floating Rate Income Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. Although Class C and Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C and Class I shares would be different from Class A shares because Class C and Class I shares have different expenses than Class A shares. Sales charges are reflected in the information shown below in the table, but the information shown in the bar chart does not reflect sales charges, and, if it did, returns would be lower. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-866-447-4228.

Annual Total Returns

During the period shown in the bar chart, the highest return for a quarter was 4.78% (quarter ended June 30, 2016), and the lowest return for a quarter was (5.73)% (quarter ended December 31, 2015). The Fund’s Class A shares year-to-date return for the period ended September 30, 2017 was 3.66%.

Average Annual Total Returns (for the periods ended December 31, 2016)
Average Annual Total Returns - Catalyst Floating Rate Income Fund	Label	1 Year	Since Inception	Inception Date
Class A	Return Before Taxes	4.41%	1.94%	Dec. 31, 2012
Class A | Return After Taxes on Distributions		1.86%	(0.17%)
Class A | Return After Taxes on Distributions and Sale of Fund Shares		2.39%	0.51%
Class C	Return Before Taxes	8.84%	2.41%	Dec. 31, 2012
Class I	Return Before Taxes	9.89%	3.44%	Dec. 31, 2012
S&P LSTA Leveraged Loan 100 Index (reflects no deduction for fees, expenses or taxes)		10.88%	3.42%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for other share classes will vary.